Share-Based Compensation (Details) (Non Vested Equity Share Unit [Member], USD $)	6 Months Ended
	Jun. 30, 2013
2006 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	77,733
Shares, Vested	(77,733)
Shares Forfeited	0	[1]
Shares, Ending Balance	0
Weighted average grant-date fair value, Begining Balance	$ 6.36
Weighted average grant-date fair value, Vested	$ 6.36
Weighted average grant-date fair value, Fofeited	$ 0	[1]
Weighted average grant-date fair value, Ending Balance	$ 6.36
2009 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Begining Balance	2,458,936
Shares, Vested	(1,083,933)
Shares Forfeited	(30,000)	[1]
Shares, Ending Balance	1,345,003
Weighted average grant-date fair value, Begining Balance	$ 3.69
Weighted average grant-date fair value, Vested	$ 3.90
Weighted average grant-date fair value, Fofeited	$ 8.85	[1]
Weighted average grant-date fair value, Ending Balance	$ 3.40

[1]	During the period ended June 30, 2013, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.